Fees Summary	Jul. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,481,000
Previously Paid Amount	0.00
Total Fee Amount	809.00
Total Offset Amount	0.00
Net Fee	809.00
Narrative - Max Aggregate Offering Price	$ 5,481,000
Final Prospectus	true